Financial Instruments (Summary of Fair Value Gain/(Loss) of Derivative Instruments) (Details) (USD $) In Millions				12 Months Ended
	Aug. 05, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011 Interest Rate Swaps [Member]	Jun. 30, 2010 Interest Rate Swaps [Member]	Jun. 30, 2011 Foreign Currency Contracts [Member]	Jun. 30, 2010 Foreign Currency Contracts [Member]	Jun. 30, 2011 Commodity Contracts [Member]	Jun. 30, 2010 Commodity Contracts [Member]
Notional Amount, Pay-floating interest rate swaps	$ 640.0	$ 250.0	$ 1,000.0	$ 1,256.0	$ 1,006.0
Notional Amount, Foreign currency contracts						554.8	618.3
Notional Amount, Commodity contracts								32.4	24.2
Fair Value Gain/(Loss)				$ 32.4	$ 23.4	$ (2.1)	$ 2.8	$ 1.8	$ 0